Derivative Liability	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

2. DERIVATIVE LIABILITY

In May 2015, the Company issued certain warrants which included an anti-dilution provision that allows for the automatic reset of the exercise price of the warrants upon future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants. In addition, the Company determined that the warrants can be settled for cash at the holders’ option in a future fundamental transaction, as defined. As a result of the anti-dilution and fundamental transaction provisions, the Company determined that the conversion feature of the warrants should be separated from the host contract, be recognized as a derivative liability, and re-measured at each reporting period with the change in value reported in the statement of operations.

At March 31, 2017, the balance of the derivative liabilities was $240,791. During the nine months ended December 31, 2017, the Company recorded a decrease in derivative liability of $38,955. At December 31, 2017, the balance of the derivative liabilities was $201,836.

At December 31, 2017 and March 31, 2017, the derivative liabilities were valued using a probability weighted Black-Scholes-Merton pricing model with the following assumptions:

	December 31, 2017	March 31, 2017
Conversion feature:
Risk-free interest rate	1.50-1.89%	0.19%
Expected volatility	123%	125%
Expected life (in years)	.5 to 2.5 years	1 to 3 years
Expected dividend yield	—	—

Fair Value:
Conversion feature	$201,836	$240,791

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the warrants was determined by the expiration date of the warrants. The expected dividend yield was based on the fact that the Company has not paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.

2. DERIVATIVE LIABILITY

Under authoritative guidance issued by the FASB, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. In May 2015, the Company issued certain warrants which included an anti-dilution provision that allows for the automatic reset of the exercise price of the warrants upon future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants. The Company determined that the exercise prices of the warrants were not fixed because they are subject to fluctuation based on the occurrence of future offerings or events, and certain fundamental transactions. In accordance with the FASB authoritative guidance, the conversion feature of the warrants was separated from the host contract and recognized as a derivative instrument and is re-measured at the end of each reporting period with the change in value reported in the statement of operations.

At March 31, 2015, the balance of the derivative liabilities was $1,406,596. During the year ended March 31, 2016, the Company recognized additional derivative liabilities of $1,694,651 related to the issuance of new warrants, recorded a decrease in derivative liability of $2,600,809, and recorded an extinguishment of $99,311 related to warrants that were exercised. At March 31, 2016, the balance of the derivative liabilities was $401,127. During the year ended March 31, 2017, the Company recorded an increase in derivative liability of $1,746,821, and recorded an extinguishment of $1,907,158 related to warrants that were exercised. At March 31, 2017, the balance of the derivative liabilities was $240,791.

At March 31, 2017 and March 31, 2016, the derivative liabilities were valued using a probability weighted Black-Scholes-Merton pricing model with the following assumptions:

	March 31, 2017	March 31, 2016
Conversion feature:
Risk-free interest rate	0.19%	0.19-1.04%
Expected volatility	125%	105.06-124.77%
Expected life (in years)	1 to 3 years	.01 to 4 years
Expected dividend yield	-	-

Fair Value:
Conversion feature	$240,791	$401,127

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the warrants was determined by the expiration date of the warrants. The expected dividend yield was based on the fact that the Company has not paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.